CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) / INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Trading and manufacturing	$ 9,476		$ 11,877		$ 13,770
Engineering	3,881		5,522		6,334
Total revenues	13,357		17,399		20,104
Cost of revenues
Trading and manufacturing	(7,048)		(9,285)		(11,136)
Engineering	(2,624)		(3,697)		(5,269)
Cost of revenue	(9,672)		(12,982)		(16,405)
Gross profit	3,685		4,417		3,699
Finance costs	(12)		(4)		(7)
Selling and administrative expenses	(5,374)		(4,853)		(4,751)
Operating (loss) / income	(1,701)		(440)		(1,059)
Interest income	28		83		35
Other income	307		52		58
Gain / (loss) on disposal of property, plant and equipment	1,429		(5)		3
Equity in income / (loss) of affiliates	435		137		(932)
Net gain on disposal of affiliate	0		0		1,522
Net income / (loss) before income taxes	498		(173)		(373)
Income taxes (expense) / credit	(96)		(37)		312
Net income / (loss)	402		(210)		(61)
Net loss / (income) attributable to non-controlling interests	367		64		149
Net (loss) / income attributable to entity shareholders	769		(146)		88
Other comprehensive (loss) / income
Net income / (loss)	402		(210)		(61)
Foreign exchange translation adjustments	(31)		(8)		(58)
Comprehensive (loss) / income	371		(218)		(119)
Comprehensive loss attributable to non-controlling interests	350		78		182
Comprehensive (loss) / income attributable to the Company	$ 721		$ (140)		$ 63
Net income / (loss) per ordinary share attributable to entity
- Basic | $ / shares	$ 0.25		$ (0.06)		$ 0.04
- Diluted | $ / shares	$ 0.25		$ (0.06)		$ 0.04
Weighted average number of ordinary shares outstanding
- Basic | shares	3,092,859	3,092,859	2,301,993	2,301,993	2,061,909	2,061,909
- Diluted | shares	3,092,859	3,092,859	2,301,993	2,301,993	2,061,909	2,061,909
- Basic and diluted | shares	3,092,859	3,092,859	2,301,993	2,301,993	2,061,909	2,061,909
ZHEJIANG TIANLAN
Revenues
Total revenues | ¥		¥ 304,710		¥ 277,581		¥ 330,244
Cost of revenues
Cost of revenue | ¥		(261,478)		(227,632)		(274,062)
Gross profit | ¥		43,232		49,949		56,182
Selling and administrative expenses | ¥		(60,393)		(43,739)		(48,546)
Operating (loss) / income | ¥		(17,161)		6,210		7,636
Other income	$ 39,646		$ 6,276		$ 8,561
Other losses | ¥		(5,481)		(5,624)		(47,446)
Net income / (loss) before income taxes | ¥		15,358		4,654		(34,194)
Income taxes (expense) / credit | ¥		(1,858)		(296)		7,967
Net income / (loss) | ¥		13,500		4,358		(26,227)
Net loss / (income) attributable to non-controlling interests | ¥		2,032		484		(419)
Net (loss) / income attributable to entity shareholders | ¥		¥ 15,532		¥ 4,842		¥ (26,646)
Net income / (loss) per ordinary share attributable to entity
- Basic and diluted | ¥ / shares		¥ .19		¥ .06		¥ (.32)
Weighted average number of ordinary shares outstanding
- Basic and diluted | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000